Expenses - Schedule of Finance and Other Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance and Other Costs [Abstract]
Interest on bank overdrafts, loans and other financial liabilities	$ 89,410	$ 346,465	$ 328,449
Interest on lease liabilities	53,361	42,850	21,845
Commission and other borrowings		232,911	122,000
Collection charges	6,400	15,715	125,930
Share warrant expenses			1,607,791
Other costs - interest on tax payables		1,016	4,389
Total Finance and other costs	$ 149,171	$ 638,957	$ 2,210,404